September 11, 2000


VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


     Re: The Prudential Discovery Select Group Variable Contract Account (File No. 333-23271)
          ---------------------------------------------------------------

Dear Commissioners:

     On behalf of The Prudential Insurance Company of America, Newark, New Jersey and The Prudential Discovery Select Group Variable Contract Account, we hereby submit the semi-annual report of the Account for filing with the Securities and Exchange Commission pursuant to Rule 30b-2 under the Investment Company Act of 1940 (the "Act"). The annual report is for the year ending June 30, 2000, and has been transmitted to contract owners in accordance with Rule 30d-2 under the Act.

     In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios: AIM V.I. Growth and Income, AIM V.I. Value Fund, Janus Growth, Janus International Growth, MFS Emerging Growth, MFS Research Series, OCC Managed, OCC Small Cap, T. Rowe Price Equity Income, T. Rowe Price International Stock, Warburg Pincus Trust, Global Post-Venture Capital; The Prudential Series Fund:
Conservative Balanced, Diversified Bond, Equity Income, Equity, Flexible Managed, Global, Government Income, High Yield Bond, Money Market, Prudential Jennison, and Stock Index.

1.   Filer/Entity:      AIM V.I. Growth and Income Fund and AIM V.I. Value Fund
     Registration No.:  811-07452
     CIK No.:           0000896435
     Accession No.:     0000899243-00-002049
     Date of Filing:    09/01/00

2.   Filer/Entity:      Janus Aspen Series
     Registration No.:  811-07736
     CIK No.:           0000906185
     Accession No.:     0001012709-00-000754
     Date of Filing:    08/23/00

3.   Filer/Entity:      MFS Emerging Growth Series
     Registration No.:  811-08326
     CIK No.:           0000918571
     Accession No.:     0000950156-00-000382
     Date of Filing:    08/11/00


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                                              Securities and Exchange Commission
                                              September 11, 2000
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4.   Filer/Entity:         MFS Research Series
     Registration No.:     811-08326
     CIK No.:              0000918571
     Accession No.:        0000950156-00-000383
     Date of Filing:       08/11/00

5.   Filer/Entity:         OCC Accumulation--Managed Portfolio
     Registration No.:     811-08512
     CIK No.:              0000923185
     Accession No.:        0000912057-00-037958
     Date of Filing:       08/16/00

6.   Filer/Entity:         OCC Accumulation--Small Cap Portfolio
     Registration No.:     811-08512
     CIK No.:              0000923185
     Accession No.:        0000912057-00-037957
     Date of Filing:       08/16/00

7.   Filer/Entity:         T. Rowe Price Equity Income Portfolio
     Registration No.:     811-07143
     CIK No.:              0000918294
     Accession No.:        0000918294-00-000037
     Date of Filing:       08/18/00

8.   Filer/Entity:         T. Rowe Price International Stock Portfolio
     Registration No.:     811-07145
     CIK No.:              0000918292
     Accession No.:        0000918292-00-000018
     Date of Filing:       08/18/00

9.   Filer/Entity:         Warburg Pincus Trust Global Post-Venture Capital
                           Portfolio
     Registration No.:     811-07261
     CIK No.:              0000941568
     Accession No.:        0000935069-00-000413
     Date of Filing:       08/21/00


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                                              Securities and Exchange Commission
                                              September 11, 2000
                                              Page 3







10.  Filer/Entity:         The Prudential Series Fund, Inc.
     Registration No.:     811-03623
     CIK No.:              0000711175
     Accession No.:        0000950130-00-004829
     Date of Filing:       09/01/00


     If you have any questions regarding this filing, please contact me at (973) 367-1388.

                                                         Sincerely,

                                              /s/ LEE D. AUGSBURGER
                                                 -------------------------------
                                                  Lee D. Augsburger
                                                  Chief Legal Officer--Annuities